Organization and principal activities (Details Narrative) - CNY (¥)	Jul. 08, 2022	Dec. 06, 2021	Nov. 02, 2021	Oct. 09, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stockholders' Equity Note, Stock Split	100 for 1
Golden Stone Hong Kong Holding Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest				1.00%
Equity method investment, aggregate cost				¥ 94,192
Jerryken Shanghai [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest		0.18%	82.49%
Equity method investment, aggregate cost		¥ 105,500	¥ 49,494,900
Other Shareholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest		17.33%
Equity method investment, aggregate cost		¥ 10,437,500